Prepaid and Other Current Assets (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid and Other Current Assets
Prepaid expenses	$ 1,585	$ 763	$ 931
Suspense - Funding issuance costs		844	132
Total prepaid expenses and other current assets	$ 3,007	$ 1,607	$ 1,063